UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09871

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  December 31, 2008

Item 1. Reports to Stockholders.

Cullen Funds Trust

Cullen High Dividend Equity Fund

SEMI-ANNUAL REPORT

December 31, 2008

CULLEN HIGH DIVIDEND EQUITY FUND

February 27, 2009

Dear Shareholder:

For the six months ended December 31, 2008, the Cullen High Dividend Equity Fund’s performance was -19.75% versus -28.48% for the Standard & Poor’s 500 Index (“S&P 500”).  During this period, participants in equity markets reacted forcefully to seemingly never-ending negative economic events and news.  Given the overall weakness in the economy, the fragility of the banking system, and the weak American housing market’s negative impact to consumer spending, corporations, hedge funds and individuals continued to sell assets and deleverage.  The associated downward selling pressure resulted in the worst year for the S&P 500 since 1937 and the worst year for the Dow Jones Industrial Average since 1931.  Repeated attempts during 2008 by the U.S. government to plug holes and shore up specific industries, asset classes, and the economy in general have repeatedly run out of steam.

Portfolio Review
The Fund’s outperformance was primarily due to allocation decisions, which resulted in approximately 6% outperformance against the S&P 500.  Continued overweight allocations versus the S&P 500’s average sector weights in traditionally defensive sectors including Telecommunications, Health Care, and Consumer Staples and our underweight allocations to Information Technology, Energy, and Industrials positively contributed to the outperformance.  Our underweight allocations to Utilities and Consumer Discretionary and overweight allocations to Materials negatively contributed to the Fund’s performance.

The Fund’s outperformance was also due to stock selection decisions, which resulted in approximately 2% outperformance against the S&P 500.  Stock selection decisions in Financials, Energy, and Health Care positively contributed to the Fund’s performance.  On the other hand, stock selection decisions in Consumer Staples, Utilities, and Materials negatively contributed to the Fund’s performance.

Cash, which had an average balance of 9.59%, was also positive contributor to the Fund’s outperformance during the period.

During the six months ended December 31, 2008, the Fund disposed of Allied Capital and added 3M Corporation, a multinational industrial conglomerate; AstraZeneca PLC (ADR), a U.K.-based large cap pharmaceutical company; and Nokia Corporation (ADR), a Finnish communications equipment manufacturer.

Outlook
The outlook for the U.S. economy remains weak.  The housing market continues to decline, and consumer confidence levels remain depressed.  We believe stocks will continue to exhibit a fair amount of volatility as the markets digest the conflicting influence of the US recession (13 months and counting) and the most aggressive stimulus measures ever taken by US policy makers.  These measures include a $750 billion stimulus package, $350 billion of which is dedicated to the “Troubled Assets Relief Program.”  Further, the Federal Reserve is directly purchasing up to $600 billion in debt issued or guaranteed by Fannie Mae and Freddie Mac and up to $200 billion in consumer debt tied to credit card, car, and student loans.

Although stocks could be volatile for some time, we believe the Fund’s strategy and positioning are well suited for this type of environment.  We continue to prefer defensive sectors and stocks that exhibit predictable and stable cash flows, unlevered balance sheets, and high free cash flow yields.  Whether we look at Price to Earnings ratios, Price to Book ratios, or Dividend Yield, we believe

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CULLEN HIGH DIVIDEND EQUITY FUND

many securities are priced at compelling valuations.  Interestingly, the dividend yield on the S&P 500 is now higher than the yield on the 10 Year U.S. Treasury Bond.  The last time this circumstance occurred was in September 1962, and in the ensuing 5 year period, U.S. stocks returned 13.5% per annum, whereas the 10 year U.S. Treasury Bond returned 6.6% per annum.

Furthermore, when President Obama takes office as a first-term president seeking re-election, he has a strong incentive to take the necessary measures to bring the U.S. economy out of recession.  We are also seeing governments around the world passing their own stimulus packages, including countries in Western Europe, China, India, and most recently Chile.

Finally, we have seen unprecedented levels of inflows into money market funds, creating a “cash bubble.”  Concerned with market volatility, many investors are sitting in cash, with balances yielding at or near 0%.  As a result, there are considerable cash balances waiting on the sidelines to be reinvested in the stock market once investor confidence returns.  The relatively low valuations in the stock market coupled with worldwide stimulus packages and unprecedented investments in cash may create a dynamic position for long-term investors.  While we cannot predict a market “bottom,” we believe the market is trading at a level that represents great value and presents attractive long-term investment opportunities. The current dividend yield on the portfolio as of 12/31/2008 is 5.5%, and dividends in the portfolio have grown by an average of 8.0% over the last year with 18 out of 25 companies increasing their dividend year on year.  The 30-day SEC yield for the Cullen High Dividend Equity Fund, as of 12/31/2008, was 4.3%.

Summary
In summary, the risk-averse positioning of the Fund enabled us to significantly outperform the S&P 500 during the six-month period ended December 31, 2008 by 8.73%.  We have been studying the market’s behavior for 40 years, and our studies continuously remind us that the stock market can be volatile in the short term, and, as we discussed earlier, 2008 was clearly a volatile year.  However, we have always believed and advocated that if one uses a consistent valuation discipline, doesn’t react to headline news, and invests for the long term (i.e. 5 years), an investor has a good chance of achieving above-average results.  This belief has not changed.

James P. Cullen
President/Portfolio Manager

John Gould
Executive Vice President/Portfolio Manager

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CULLEN HIGH DIVIDEND EQUITY FUND

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

Past performance does not guarantee future results.  Mutual fund investing involves risk.  Principal loss is possible.  The Fund may also invest in medium-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

Price to Earnings Ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the trailing 12-month earnings per share.  Price to Book Ratio (P/B) compares a stock’s market value to the value of total assets less total liabilities.  Cash flow measures equals cash inflows minus cash outflows during a period.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks.  The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.  You cannot invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen High Dividend Equity Fund is distributed by Quasar Distributors, LLC (2/09)

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CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2008 (Unaudited)

Assets:
Investments, at value (cost of $380,606,513)	$310,148,781
Cash	8,885,809
Receivable for fund shares sold	3,421,828
Dividends and interest receivable	1,772,813
Prepaid expenses	36,184
Total assets	324,265,415

Liabilities:
Payable for securities purchased	10,779,048
Payable for fund shares purchased	715,446
Payable to Adviser	136,776
Distribution fees payable	61,345
Accrued administration expense	24,670
Accrued audit expense	21,884
Accrued custody expense	11,669
Accrued fund accounting expense	12,999
Accrued transfer agent expense	28,661
Other accrued expenses and liabilities	14,163
Total liabilities	11,806,661
Net assets	$312,458,754

Net assets consist of:
Paid in capital	$406,952,365
Accumulated net realized gain (loss) on investments	(24,035,879)
Net unrealized appreciation (depreciation) on investments	(70,457,732)
Net assets	$312,458,754

Retail Class:
Net assets applicable to outstanding Retail Class shares	$74,175,207
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	7,276,392
Net asset value, offering price and redemption price per share	$10.19

Class C:
Net assets applicable to outstanding Class C shares	$10,550,847
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	1,037,061
Net asset value, offering price and redemption price per share	$10.17

Class I:
Net assets applicable to outstanding Class I shares	$227,732,700
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	22,331,380
Net asset value, offering price and redemption price per share	$10.20

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2008 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $24,516)	$7,503,663
Interest	273,302
Total investment income	7,776,965

Expenses:
Investment advisory fees (Note 5)	1,709,932
Administration fees	150,074
Shareholder servicing fees	85,824
Distribution fees (Note 6)
Distribution fees - Retail Class	76,664
Distribution fees - Class C	45,730
Registration and filing fees	25,396
Fund accounting fees	40,535
Professional fees	16,865
Custody fees	34,321
Shareholder reports	20,627
Insurance expense	7,912
Trustees’ fees and expenses	12,224
Other expenses	184
Total expenses before reimbursement from Adviser	2,226,288
Expense reimbursement from Adviser	(821,445)
Net expenses	1,404,843
Net investment income	6,372,122

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	(13,760,704)
Net change in unrealized appreciation (depreciation)
on investments	(66,115,709)
Net realized and unrealized gain (loss) on investments	(79,876,413)
Net decrease in net assets resulting from operations	$(73,504,291)

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended
	December 31,	Year Ended
	2008	June 30,
	(Unaudited)	2008
Operations:
Net investment income	$6,372,122	$13,153,435
Net realized gain (loss) on investments	(13,760,704)	(5,500,820)
Net change in unrealized appreciation (depreciation)
of investments	(66,115,709)	(60,905,454)
Net increase (decrease) in net assets resulting from operations	(73,504,291)	(53,252,839)

Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	46,883,213	31,506,291
Class C shares	3,408,538	1,281,647
Class I shares	34,015,260	73,432,634
Proceeds from shares issued to holders in
reinvestment of dividends
Retail Class shares	1,180,712	4,287,468
Class C shares	127,113	704,318
Class I shares	2,289,857	9,867,333
Cost of shares redeemed
Retail Class shares	(19,705,179)	(23,074,053)
Class C shares	(846,994)	(1,967,027)
Class I shares	(50,942,404)	(88,823,333)
Net increase in net assets from capital share transactions	16,410,116	7,215,278

Distributions to Shareholders From:
Net investment income
Retail Class	(1,213,370)	(1,952,183)
Class C	(145,826)	(269,307)
Class I	(5,315,381)	(11,789,923)
Net realized gains
Retail Class	—	(2,387,404)
Class C	—	(448,199)
Class I	—	(14,096,395)
Total distributions	(6,674,577)	(30,943,411)
Total increase (decrease) in net assets	(63,768,752)	(76,980,972)

Net Assets:
Beginning of year	376,227,506	453,208,478
End of year (includes ($278,960) and $23,495 of
undistributed net investment income (loss), respectively)	$312,458,754	$376,227,506

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Retail Class
	Six Months
	Ended								August 1,
	December 31,								2003+ to
	2008		Year Ended June 30,						June 30,
	(Unaudited)		2008		2007	2006	2005		2004
Net Asset Value –
Beginning of Period	$12.96		$15.95		$13.55	$12.43	$11.45		$10.00

Income from Investment Operations:
Net investment income	0.21		0.47		0.42	0.33	0.23		0.27
Investment restriction
violation (Note 7)	—		0.02		—	—	—		—
Net realized and unrealized
gain (loss) on investments	(2.76)		(2.39)		2.46	1.14	0.95		1.33
Total from investment operations	(2.55)		(1.90)		2.88	1.47	1.18		1.60

Less Distributions:
Dividends from
net investment income	(0.22)		(0.47)		(0.48)	(0.33)	(0.17)		(0.15)
Distribution of net realized gains	—		(0.62)		—	(0.01)	(0.03)		—
Return of capital	—		—		—	(0.01)	—		—
Total distributions	(0.22)		(1.09)		(0.48)	(0.35)	(0.20)		(0.15)
Net Asset Value – End of Period	$10.19		$12.96		$15.95	$13.55	$12.43		$11.45
Total Return	(19.75	)%(1)	(12.68	)%(4)	21.50%	11.90%	10.27%		15.98	%(1)

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$74,175		$60,062		$59,976	$13,981	$6,463		$1,760
Ratio of expenses to
average net assets:
Before expense reimbursement	1.48	%(2)	1.47%		1.46%	1.55%	3.27%		16.27	%(2)
After expense reimbursement	1.00	%(2)	1.00%		1.00%	1.00%	1.06	%(3)	1.50	%(2)
Ratio of net investment income
to average net assets:
Before expense reimbursement	3.06	%(2)	2.49%		2.89%	2.39%	1.08%		(12.41	)%(2)
After expense reimbursement	3.54	%(2)	2.96%		3.35%	2.94%	3.29%		2.36	%(2)
Portfolio turnover rate	1	%(1)	31%		31%	6%	35%		29	%(1)

+	Commencement of operations was August 1, 2003.
(1)	Not Annualized.
(2)	Annualized.
(3)	Effective October 7, 2004, the Adviser contractually agreed to lower the net annual operating expense ratio from 1.50% to 1.00%.
(4)
Includes increase from payments made by Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been (12.77)%.  Please refer to Note 7 for further details.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Class C
	Six Months
	Ended
	December 31,
	2008		Year Ended June 30,
	(Unaudited)		2008		2007	2006	2005+
Net Asset Value – Beginning of Period	$12.94		$15.93		$13.53	$12.41	$11.87

Income from Investment Operations:
Net investment income	0.15		0.36		0.37	0.20	0.20
Investment restriction
violation (Note 7)	—		0.02		—	—	—
Net realized and unrealized
gain (loss) on investments	(2.74)		(2.39)		2.40	1.17	0.49
Total from investment operations	(2.59)		(2.01)		2.77	1.37	0.69

Less Distributions:
Dividends from net investment income	(0.18)		(0.36)		(0.37)	(0.23)	(0.12)
Distribution of net realized gains	—		(0.62)		—	(0.01)	(0.03)
Return of capital	—		—		—	(0.01)	—
Total distributions	(0.18)		(0.98)		(0.37)	(0.25)	(0.15)
Net Asset Value – End of Period	$10.17		$12.94		$15.93	$13.53	$12.41
Total Return	(20.07	)%(1)	(13.34	)%(3)	20.65%	11.13%	5.79	%(1)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$10,551		$9,847		$12,106	$8,040	$3,007
Ratio of expenses to average net assets:
Before expense reimbursement	2.23	%(2)	2.22%		2.21%	2.30%	3.03	%(2)
After expense reimbursement	1.75	%(2)	1.75%		1.75%	1.75%	1.74	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	2.31	%(2)	1.74%		2.14%	1.64%	2.12	%(2)
After expense reimbursement	2.79	%(2)	2.21%		2.60%	2.19%	3.41	%(2)
Portfolio turnover rate	1	%(1)	31%		31%	6%	35	%(1)

+	Commencement of operations was October 7, 2004.
(1)	Not Annualized.
(2)	Annualized.
(3)
Includes increase from payments made by Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been (12.77)%.  Please refer to Note 7 for further details.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Class I
	Six Months
	Ended
	December 31,
	2008		Year Ended June 30,
	(Unaudited)		2008		2007	2006	2005+
Net Asset Value – Beginning of Period	$12.97		$15.96		$13.55	$12.42	$11.87

Income from Investment Operations:
Net investment income	0.22		0.51		0.53	0.39	0.18
Investment restriction
violation (Note 7)	—		0.02		—	—	—
Net realized and unrealized
gain (loss) on investments	(2.76)		(2.39)		2.40	1.12	0.59
Total from investment operations	(2.54)		(1.86)		2.93	1.51	0.77

Less Distributions:
Dividends from net investment income	(0.23)		(0.51)		(0.52)	(0.36)	(0.19)
Distribution of net realized gains	—		(0.62)		—	(0.01)	(0.03)
Return of capital	—		—		—	(0.01)	—
Total distributions	(0.23)		(1.13)		(0.52)	(0.38)	(0.22)
Net Asset Value – End of Period	$10.20		$12.97		$15.96	$13.55	$12.42
Total Return	(19.72	)%(1)	(12.46	)%(3)	21.86%	12.25%	6.48	%(1)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$227,732		$306,319		$381,126	$208,027	$36,254
Ratio of expenses to average net assets:
Before expense reimbursement	1.23	%(2)	1.22%		1.21%	1.30%	1.97	%(2)
After expense reimbursement	0.75	%(2)	0.75%		0.75%	0.75%	0.75	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	3.31	%(2)	2.74%		3.14%	2.64%	2.19	%(2)
After expense reimbursement	3.79	%(2)	3.21%		3.60%	3.19%	3.41	%(2)
Portfolio turnover rate	1	%(1)	31%		31%	6%	35	%(1)

+	Commencement of operations was October 7, 2004.
(1)	Not Annualized.
(2)	Annualized.
(3)
Includes increase from payments made by Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been (12.77)%.  Please refer to Note 7 for further details.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS 92.66%

Beverages 3.00%
Diageo PLC - ADR (a)	165,000	$9,362,100

Chemicals 1.72%
The Dow Chemical Co.	357,000	5,387,130

Commercial Banks 2.44%
Bank of America Corp.	540,900	7,615,872

Communications Equipment 1.94%
Nokia OYJ - ADR (a)	389,350	6,073,860

Construction Materials 0.83%
Cemex SA de CV - ADR (a)	282,227	2,579,555

Distributors 3.12%
Genuine Parts Co.	257,700	9,756,522

Diversified Financial Services 3.21%
J.P. Morgan Chase & Co.	317,650	10,015,505

Diversified Telecommunication Services 7.75%
AT&T, Inc.	406,350	11,580,975
Verizon Communications, Inc.	372,950	12,643,005
		24,223,980
Electric Utilities 2.80%
Cia Energetica de Minas Gerais - ADR (a)	636,224	8,741,718

Food Products 11.01%
HJ Heinz Co.	291,350	10,954,760
Kraft Foods, Inc.	416,132	11,173,144
Unilever NV - ADR (a)	500,000	12,275,000
		34,402,904
Household Products 3.39%
Kimberly-Clark Corp.	200,950	10,598,103

Industrial Conglomerates 4.99%
3M Co.	160,350	9,226,539
General Electric Co.	392,700	6,361,740
		15,588,279

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2008 (Unaudited)

	Shares	Value

Oil & Gas 7.19%
ChevronTexaco Corp.	182,000	$13,462,540
PetroChina Co., Ltd. - ADR (a)	101,150	9,000,327
		22,462,867
Petroleum Refining 3.56%
BP PLC - ADR (b)	237,900	11,119,446

Pharmaceuticals 17.63%
AstraZeneca PLC - ADR (a)	222,100	9,112,763
Bristol-Myers Squibb Co.	566,700	13,175,775
Eli Lilly & Co.	295,000	11,879,650
GlaxoSmithKline PLC - ADR (a)	232,050	8,648,503
Johnson & Johnson	205,000	12,265,150
		55,081,841
Real Estate 8.52%
HCP, Inc.	450,000	12,496,500
Health Care REIT, Inc.	335,000	14,137,000
		26,633,500
Tobacco 6.27%
Altria Group, Inc.	658,650	9,919,269
Philip Morris International, Inc.	222,000	9,659,220
		19,578,489
Wireless Telecommunication Services 3.29%
Vodafone Group PLC - ADR (a)	503,400	10,289,496
Total Common Stocks
(Cost $350,777,632)		289,511,167

PREFERRED STOCKS 0.93%
Ford Motor Co. Capital Trust II	323,800	2,923,914
Total Preferred Stocks
(Cost $12,115,181)		2,923,914

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2008 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS 5.67%

Commercial Paper 0.41%
General Electric, 02/09/2009	$1,290,000	$1,289,579
Total Commercial Paper (Cost $1,289,579)		1,289,579

Variable Rate Demand Notes# 5.26%
American Family Financial Services 0.1001%	3,976,044	3,976,044
Wisconsin Corporate Central Credit Union 0.0225%	12,448,077	12,448,077
Total Variable Rate Demand Notes
(Cost $16,424,121)		16,424,121
Total Short-Term Investments
(Cost $17,713,700)		17,713,700
TOTAL INVESTMENTS 99.26%
(Cost $380,606,513)		310,148,781
Other Assets in Excess of Liabilities 0.74%		2,309,973
TOTAL NET ASSETS 100.00%		$312,458,754

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2008.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2008 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments, which are summarized as follows:

Level 1 –	Quoted prices in active markets for identical securities
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Investments
Description	in Securities
Level 1 – Quoted prices in active markets for identical securities	$292,435,081
Level 2 – Other significant observable inputs	17,713,700
Level 3 – Significant unobservable inputs	—
Total	$310,148,781

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2008 (Unaudited)

1.	Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two series of shares to investors, the Cullen High Dividend Equity Fund (the “Fund”) and the Cullen International High Dividend Fund (collectively, the “Funds”).  The Funds are open end, diversified management investment companies registered under the 1940 Act.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund’s Retail Class commenced operations on August 1, 2003.  The Fund’s Class C and Class I shares commenced operations on October 7, 2004.

The Fund offers Retail Class, Class C and Class I shares.  Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses.  Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under supervision of the full Board.

b)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Dividends from realized capital gains, if any, are declared and paid at least annually.

14

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2008 (Unaudited)

2.	Significant Accounting Policies – Continued

c)
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

Effective July 1, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.”  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and the state of New York.  As of December 31, 2008, open Federal and New York tax years include the tax years ended June 30, 2006 through 2008.  The Fund has no examination in progress.

FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended June 30, 2008.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)
Options Transactions – For hedging purposes and in order to generate additional income, the Fund may write (or sell) call options on a covered basis.  Premiums received on the sale of such options are expected to enhance the income of the Fund.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions.  The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if

15

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2008 (Unaudited)

2.	Significant Accounting Policies – Continued

the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security when determining whether the Fund has realized a gain or loss associated with the option.  In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option.  Exercise of an option written by the Fund could result in the Fund selling a security at a price different from the current market price.  There were no call options written during the six months ended December 31, 2008 and the years ended June 30, 2008, 2007, or 2006, respectively.

e)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements.  Actual results could differ from those estimates and assumptions.

f)
Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

g)
Fair Value Measurements – In September 2006, Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  SFAS 157 also establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The Fund adopted the provisions of SFAS 157 July 1, 2008.

h)
Recently Issued Accounting Pronouncement – In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), was issued.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  SFAS 161 is effective for the Fund for the fiscal year beginning July 1, 2009, and management is still evaluating whether the adoption will impact the Fund’s financial statements.

16

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2008 (Unaudited)

2.	Significant Accounting Policies – Continued

i)
Other – Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

3.	Capital Share Transactions

Share transactions were as follows:

	Retail Class	Class C	Class I
	Six Months Ended	Six Months Ended	Six Months Ended
	December 31, 2008	December 31, 2008	December 31, 2008
	(Unaudited)	(Unaudited)	(Unaudited)
Shares sold	4,343,586	339,374	3,119,086
Shares reinvested	106,855	11,518	203,929
Shares redeemed	(1,807,982)	(74,888)	(4,617,991)
Net increase (decrease)	2,642,459	276,004	(1,294,976)
Shares outstanding:
July 1, 2008	4,633,933	761,057	23,626,356
December 31, 2008	7,276,392	1,037,061	22,331,380

	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2008	June 30, 2008	June 30, 2008
Shares sold	2,169,803	86,876	5,014,810
Shares reinvested	288,048	47,200	663,315
Shares redeemed	(1,583,071)	(132,930)	(5,934,404)
Net increase (decrease)	874,780	1,146	(256,279)
Shares outstanding:
July 1, 2007	3,759,153	759,911	23,882,635
June 30, 2008	4,633,933	761,057	23,626,356

17

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2008 (Unaudited)

4.	Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2008 were $43,308,015 and $1,576,275, respectively.

As of June 30, 2008, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments (a)	$376,452,531
Gross unrealized appreciation	30,003,086
Gross unrealized depreciation	(34,391,880)
Net unrealized depreciation	(4,388,794)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains (losses)	(10,204,909)
Total accumulated earnings	$(14,593,703)

(a)
Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes.  Those differences primarily relate to wash sale adjustments due to investments in Trust Preferred Securities.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.  The Fund had $10,363,762 post-October loss deferrals as of June 30, 2008.  This loss is treated as occurring on July 1, 2008 for tax purposes.  Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the accounts below:

Paid-in	Undistributed Net	Undistributed Net
Capital	Investment Income	Realized Gain
$(559,120)	$814,845	$(255,725)

The tax composition of dividends paid during the six months ended December 31, 2008 and the year ended June 30, 2008 was as follows:

	December 31, 2008	June 30, 2008
Ordinary Income	$6,674,577	$16,043,745
Long-Term Capital Gain	—	14,899,666

18

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2008 (Unaudited)

5.	Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.  Through October 31, 2009, the Adviser agreed to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.00% of the Fund’s net assets for Retail Class shares, 1.75% for Class C Shares and 0.75% for Class I Shares.  For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.  The Adviser waived or reimbursed expenses of $821,445 associated with the Fund for the six months ended December 31, 2008.

As of December 31, 2008, reimbursed expenses for the Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Amount
June 30, 2009	$709,832
June 30, 2010	$1,779,099
June 30, 2011	$1,964,371
June 30, 2012	$821,445

Recoupment of class-specific expenses reimbursed/absorbed by the Adviser will be performed on a class-by-class basis.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust.  U.S. Bank, N.A. serves as custodian for the Fund.

6.	Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule   12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for the Fund’s Retail Class shares.  The Fund’s Class C shares allow for up to 1.00% of average daily net assets, of which 0.75% may be paid as a distribution fee and 0.25% for certain shareholder services to shareholders.  Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund.  This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current

19

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2008 (Unaudited)

6.	Distribution Plan – Continued

shareholders and the printing and mailing of sales literature. The Fund incurred expenses totaling $76,664 for the Retail Class shares and $45,730 for Class C shares pursuant to the Plan for the six months ended December 31, 2008.

7.	Adviser Reimbursement for Loss Due to Investment Restriction

On November 5, 2007, the Fund received a reimbursement from the Adviser related to a net loss incurred on disposal of an investment that was purchased in violation of the Fund’s investment restrictions.  The loss realized from the sale of this investment was $432,636.  During the time the investment was held, a dividend of $159,537 was received.  As a result, the net amount of loss to the Fund was $273,099, which is the amount that the Adviser reimbursed to the Fund.  The reimbursement and dividend income comprise the “net increase from payments by affiliates, dividend income received and net gains (losses) realized on the disposal of investments in violation of restrictions” in the statement of operations.  In addition, the Adviser reimbursed the Fund for the foregone interest that would have theoretically been earned during the period which this investment was held.  The amount of the income reimbursement totaled $1,493.  This amount is reflected as interest income in the Statement of Operations.

8.	Federal Tax Information (Unaudited)

The Fund has designated 98% of the dividends declared from net investment income during the year ended June 30, 2008 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2008, 74% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

For the year ended June 30, 2008, 13.12% of taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 13.12%.

For the year ended June 30, 2008, 3.60% of taxable ordinary income distributions was qualified interest income.

20

CULLEN HIGH DIVIDEND EQUITY FUND

EXPENSE EXAMPLE
December 31, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses
The first portion of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses.  You may use the information within this portion of the table, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”, to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second portion in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees, or exchange fees. Therefore, the second portion of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

21

CULLEN HIGH DIVIDEND EQUITY FUND

EXPENSE EXAMPLE – Continued
December 31, 2008 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/08	12/31/08	7/1/08 – 12/31/08
Actual
High Dividend Equity Fund
Retail Class	$1,000.00	$ 802.50	$4.54
Class C	$1,000.00	$ 799.30	$7.94
Class I	$1,000.00	$ 802.80	$3.41

Hypothetical (5% return before expenses)
High Dividend Equity Fund
Retail Class	$1,000.00	$1,020.16	$5.09
Class C	$1,000.00	$1,016.38	$8.89
Class I	$1,000.00	$1,021.42	$3.82

(1)
Expenses are equal to the High Dividend Equity Fund’s Retail Class, Class C and Class I expense ratios of  1.00%, 1.75% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by 184/365 days (to reflect one half-year period).

22

CULLEN HIGH DIVIDEND EQUITY FUND

Top 10 Industries – As of December 31, 2008 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund.  This report may be distributed to others only if preceded or accompanied by a current prospectus.  The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

How to Obtain a Copy of the Fund’s Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.  The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available upon request by calling 1-877-485-8586.

23

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

Cullen Funds Trust

Cullen International High Dividend Fund

SEMI-ANNUAL REPORT

December 31, 2008

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

February 27, 2009

Dear Shareholder:

For the six months ended December 31, 2008, the Cullen International High Dividend Fund was -39.17% versus -36.32% for the MSCI EAFE Index (the “Index”).  During this period, participants in equity markets reacted forcefully to seemingly never-ending negative economic events and news from around the world.  Given the overall weakness in the global economy, the fragility of the international banking system, and the slowdown in consumer spending that has significantly impacted international trade and industrial production, corporations, hedge funds and individuals continued to sell assets and deleverage.  The associated downward selling pressure resulted in the worst years for the Standard and Poor’s 500 Index since 1937, the Dow Jones Industrial Average since 1931, and the MSCI EAFE Index since its inception in 1969.  Repeated attempts during the year by governments worldwide to plug holes and shore up specific industries, asset classes, and the economy in general have been met with limited success.

Portfolio Review
Currency exposure, which occurs when a stock price is translated from a local stock market’s currency to U.S. dollars, was a major headwind to relative performance in the period.  Foreign currency translation swings impacted the Index’s performance by -8.7% in the period.  We were underweight in securities denominated in the Japanese Yen, Swiss Franc, and Euro, each of which outperformed the Index’s relative currency-related contribution during the period.  Further, we were overweight in securities denominated in the Brazil Real and Singapore Dollar, both of which underperformed the Index’s relative currency-related contribution during the period. As a result, country allocation decisions and their related respective foreign currency translation impacts were the primary contributors to our underperformance during the period.

However, the Fund’s underperformance was partially offset by sector allocation decisions, which resulted in approximately 1.4% outperformance against the Index.  Continued overweight allocations in traditionally defensive sectors including Consumer Staples and Telecommunications and underweight allocations to Materials and Financials contributed to the outperformance.  Contrarily, underweight allocations to Consumer Discretionary, Healthcare and Utilities and overweight allocations to Energy contributed to the Fund’s underperformance.

Finally, cash, which had an average balance of 5.82%, contributed positively to the Fund’s performance during the period.

During the six months ended December 31, 2008, the Fund disposed of its positions in CPFL Energia (Brazil, Utilities), Kuala Lumpur Kepong (Malaysia, Consumer Staples), International Nickel Indonesia (Indonesia, Materials), Road King Infrastructure (China, Industrials), Sadia SA (Brazil, Consumer Staples), TimberWest Forest Corp (Canada, Financial REITs/Property), Telenor ASA (Norway, Telecommunications) and Unicredit SPA (Italy, Financials). During the period, the Fund acquired new positions in AstraZeneca PLC (United Kingdom, Healthcare), BNP Paribas (France, Financials) and Honda Motors (Japan, Consumer Discretionary).

Portfolio turnover for the six months ended December 31, 2008 was 60%.  As the Fund’s net assets have increased, the Fund has sought additional country and industry diversification to manage the increased volatility generally experienced with the Fund’s strategy.  The decrease from fiscal 2008 is primarily due to a majority of this diversification being accomplished during the fiscal year ended June 30, 2008 and shareholder subscription and redemption activity trends in the fiscal year ended June 30, 2008.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Outlook
The outlook for the global economy remains weak. We believe stocks will continue to exhibit a fair amount of volatility as the markets digest the conflicting influence of many countries’ recessions and rather aggressive stimulus measures taken by governments worldwide.  However, we believe the Fund’s strategy and positioning are well suited for this type of environment.  We continue to prefer stocks that exhibit predictable and stable cash flows, unlevered balance sheets, strong competitive positioning, and reasonable valuations with the potential for Price to Earnings multiple expansion as the world economy recovers.

When we look at Price to Earnings ratio, Price to Book ratio and Dividend Yield, we believe many securities are priced at compelling valuations.  Further, we have seen unprecedented levels of inflows into money market funds and government treasury securities, which are currently often yielding little interest, creating a “cash bubble.”  As a result, there is a considerable amount of cash waiting on the sidelines to be reinvested in stock markets once investor confidence returns. While we cannot predict a market “bottom,” we believe the markets in which the Fund invests are trading at levels that represent great value and present attractive long-term investment opportunities.

Summary
In summary, the Fund underperformed the MSCI EAFE Index during the period by 2.85%.  We have been studying the stock markets’ behavior for 40 years, and our studies continuously remind us that they can be unpredictable in the short term, and, as we discussed earlier, 2008 was clearly a volatile year.  However, we have always believed and advocated that if one uses a consistent valuation discipline, doesn’t react to headline news, and invests for the long term (i.e. 5 years), an investor has a good chance of achieving above-average results.  This belief has not changed.

James P. Cullen
President/Portfolio Manager

Rahul Sharma
Vice President/Portfolio Manager

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.  The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighed index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.  It is not possible to invest directly in an index.

Past performance does not guarantee future results.  Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund may also invest in medium-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Price to Earnings Ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the trailing 12-month earnings per share.  Price to Book Ratio (P/B) compares a stock’s market value to the value of total assets less total liabilities.  Cash flow measures equals cash inflows minus cash outflows during a period .  Dividend Yield is calculated by dividend annual dividends per share by a stock’s current price per share.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments in the report for complete fund holdings information.  Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Diversification does not ensure a profit or protect against loss in declining markets.

Must be accompanied or preceded by a current prospectus.

The Cullen International High Dividend Fund is distributed by Quasar Distributors, LLC. (2/09)

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2008 (Unaudited)

Assets:
Investments, at value (cost of $74,209,073)	$63,913,929
Foreign currencies, at value (cost of $12,329)	12,515
Cash	45,037
Receivable for securities sold	211,300
Receivable for fund shares sold	846,856
Dividends and interest receivable	193,793
Prepaid expenses and other assets	42,030
Total assets	65,265,460

Liabilities:
Payable for fund shares purchased	176,413
Payable to Adviser	21,104
Distribution fees payable	23,523
Accrued administration expense	13,154
Accrued audit expense	20,899
Accrued fund accounting expense	10,321
Accrued transfer agent expense	15,121
Other accrued expenses and liabilities	25,246
Total liabilities	305,781
Net assets	$64,959,679

Net assets consist of:
Paid in capital	$90,262,751
Accumulated net investment income (loss)	56,432
Accumulated net realized gain (loss) on investments and
foreign currency related transactions	(15,065,192)
Net unrealized appreciation (depreciation) on:
Investments	(10,295,144)
Foreign currency & related transactions	832
Net assets	$64,959,679

Retail Class:
Net assets applicable to outstanding Retail Class shares	$51,285,189
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	6,767,063
Net asset value, offering price and redemption price per share	$7.58

Class C:
Net assets applicable to outstanding Class C shares	$1,652,076
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	218,225
Net asset value, offering price and redemption price per share	$7.57

Class I:
Net assets applicable to outstanding Class I shares	$12,022,414
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	1,580,376
Net asset value, offering price and redemption price per share	$7.61

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2008 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $105,067)	$1,148,179
Interest	41,213
Total investment income	1,189,392

Expenses:
Investment advisory fees (Note 5)	275,615
Administration fees	40,067
Custody fees (Note 5)	23,371
Shareholder servicing fees	41,218
Fund accounting fees	31,457
Registration and filing fees	25,283
Professional fees	15,810
Shareholder reports	7,562
Trustees’ fees and expenses	10,098
Distribution fees (Note 6)
Distribution fees - Retail Class	44,956
Distribution fees - Class C	10,990
Other expenses	1,571
Total expenses before reimbursement from Adviser	527,998
Expense reimbursement from Adviser	(196,436)
Net expenses	331,562
Net investment income	857,830

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(10,878,440)
Foreign currency related transactions	(48,268)
Net change in unrealized gain (loss) on:
Investments	(11,961,879)
Foreign currency related transactions	2,677
Net realized and unrealized gain (loss) on investments	(22,885,910)
Net increase (decrease) in net assets resulting from operations	$(22,028,080)

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008
Operations:
Net investment income	$857,830	$1,478,874
Net realized gain (loss) on investments	(10,926,708)	(3,201,388)
Net change in unrealized gain (loss) on investments	(11,959,202)	(1,466,107)
Net increase (decrease) in net assets
resulting from operations	(22,028,080)	(3,188,621)

Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	47,468,875	52,707,803
Class C shares	495,912	1,717,673
Class I shares	1,550,657	13,483,524
Proceeds from shares issued to
holders in reinvestment of dividends
Retail Class shares	523,312	1,806,699
Class C shares	—	131,136
Class I shares	226,150	1,409,749
Cost of shares redeemed
Retail Class shares	(24,833,557)	(28,668,685)
Class C shares	(321,419)	(206,532)
Class I shares	(2,585,820)	(1,851,842)
Net increase in net assets from capital share transactions	22,524,110	40,529,525

Distributions to Shareholders From:
Net investment income
Retail Class	(536,717)	(895,517)
Class C	(20,085)	(43,411)
Class I	(239,299)	(582,571)
Net realized gains
Retail Class	—	(996,117)
Class C	—	(102,849)
Class I	—	(957,296)
Total distributions	(796,101)	(3,577,761)
Total increase in net assets	(300,071)	33,763,143

Net Assets:
Beginning of year	65,259,750	31,496,607
End of year (includes $0 and
($5,297) of undistributed net investment
income (loss), respectively)	$64,959,679	$65,259,750

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Retail Class
	Six Months Ended				December 15, 2005+
	December 31, 2008		Year Ended June 30,		to June 30,
	(Unaudited)		2008	2007	2006
Net Asset Value - Beginning
of Period	$12.64		$13.89	$10.82	$10.00

Income from
Investment Operations:
Net investment income	0.14		0.37	0.28	0.13
Net realized and unrealized
gain (loss) on investments	(5.07)		(0.56)	3.10	0.82
Total from
investment operations	(4.93)		(0.19)	3.38	0.95

Less Distributions:
Dividends from net
investment income	(0.13)		(0.35)	(0.31)	(0.13)
Distributions from net
realized gains	—		(0.71)	—	—
Total distributions	(0.13)		(1.06)	(0.31)	(0.13)
Net Asset Value - End of Period	$7.58		$12.64	$13.89	$10.82
Total Return	(39.17%)		(1.92%)	31.56%	9.47	%(1)

Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$51,285		$40,707	$18,992	$4,966
Ratio of expenses to
average net assets:
Before expense reimbursement	1.96	%(2)	2.16%	3.48%	8.36	%(2)
After expense reimbursement	1.25	%(2)	1.25%	1.25%	1.25	%(2)
Ratio of net investment income
to average net assets:
Before expense reimbursement	2.35	%(2)	1.92%	0.81%	(3.45	%)(2)
After expense reimbursement	3.06	%(2)	2.83%	3.04%	3.66	%(2)
Portfolio turnover rate	60	%(1)	169%	102%	42	%(1)

+	Commencement of operations was December 15, 2005.
(1)	Not Annualized
(2)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Class C
	Six Months Ended				December 15, 2005+
	December 31, 2008		Year Ended June 30,		to June 30,
	(Unaudited)		2008	2007	2006
Net Asset Value - Beginning
of Period	$12.60		$13.86	$10.81	$10.00

Income from
Investment Operations:
Net investment income	0.11		0.25	0.28	0.07
Net realized and unrealized
gain (loss) on investments	(5.05)		(0.54)	3.00	0.85
Total from
investment operations	(4.94)		(0.29)	3.28	0.92

Less Distributions:
Dividends from net
investment income	(0.09)		(0.26)	(0.23)	(0.11)
Distributions from net
realized gains	—		(0.71)	—	—
Total distributions	(0.09)		(0.97)	(0.23)	(0.11)
Net Asset Value - End of Period	$7.57		$12.60	$13.86	$10.81
Total Return	(39.32%)		(2.71%)	30.61%	9.21	%(1)

Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$1,652		$2,619	$1,235	$306
Ratio of expenses to
average net assets:
Before expense reimbursement	2.71	%(2)	2.91%	4.23%	9.11	%(2)
After expense reimbursement	2.00	%(2)	2.00%	2.00%	2.00	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.59	%(2)	1.17%	0.06%	(4.20	%)(2)
After expense reimbursement	2.30	%(2)	2.08%	2.29%	2.91	%(2)
Portfolio turnover rate	60	%(1)	169%	102%	42	%(1)

+	Commencement of operations was December 15, 2005.
(1)	Not Annualized
(2)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Class I
	Six Months Ended				December 15, 2005+
	December 31, 2008		Year Ended June 30,		to June 30,
	(Unaudited)		2008	2007	2006
Net Asset Value -
Beginning of Period	$12.68		$13.93	$10.84	$10.00

Income from
Investment Operations:
Net investment income	0.17		0.40	0.34	0.14
Net realized and unrealized
gain (loss) on investments	(5.10)		(0.56)	3.09	0.83
Total from
investment operations	(4.93)		(0.16)	3.43	0.97

Less Distributions:
Dividends from net
investment income	(0.14)		(0.38)	(0.34)	(0.13)
Distributions from net
realized gains	—		(0.71)	—	—
Total distributions	(0.14)		(1.09)	(0.34)	(0.13)
Net Asset Value - End of Period	$7.61		$12.68	$13.93	$10.84
Total Return	(39.10%)		(1.69%)	31.96%	9.76	%(1)

Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$12,022		$21,934	$11,270	$3,663
Ratio of expenses to
average net assets:
Before expense reimbursement	1.71	%(2)	1.91%	3.23%	8.47	%(2)
After expense reimbursement	1.00	%(2)	1.00%	1.00%	1.00	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.60	%(2)	2.17%	1.06%	(3.61	%)(2)
After expense reimbursement	3.31	%(2)	3.08%	3.29%	3.86	%(2)
Portfolio turnover rate	60	%(1)	169%	102%	42	%(1)

+	Commencement of operations was December 15, 2005.
(1)	Not Annualized
(2)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS 95.2%

Australia 1.6%
Australia & New Zealand Banking Group Ltd.	71,750	$764,868
Westpac Banking Corp.	25,087	296,810
		1,061,678
Brazil 7.4%
Cia Energetica de Minas Gerais - ADR	110,450	1,517,583
Cia Siderurgica Nacional SA - ADR	136,250	1,745,362
Petroleo Brasileiro SA - ADR	39,400	964,906
Uniao de Bancos Brasileiros SA - ADR	8,850	571,887
		4,799,738
Canada 3.9%
Calloway Real Estate Investment Trust	9,300	85,504
Enerplus Resources Fund	39,550	774,389
Primaris Real Estate Investment Trust	39,200	339,765
RioCan Real Estate Investment Trust	41,000	453,674
Vermilion Energy Trust	42,900	875,375
		2,528,707
China 2.4%
PetroChina Co., Ltd. - ADR	17,550	1,561,599

Finland 1.9%
Nokia OYJ - ADR	79,400	1,238,640

France 6.4%
BNP Paribas SA	46,000	1,934,251
France Telecom - ADR	79,200	2,223,144
		4,157,395
Germany 6.3%
Deutsche Lufthansa AG	110,950	1,725,786
RWE AG	26,850	2,377,460
		4,103,246
Greece 1.5%
Tsakos Energy Navigation Ltd.	52,200	956,304

Hong Kong 0.9%
Hopewell Holdings	189,000	621,855

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2008 (Unaudited)

	Shares	Value

Italy 2.6%
Enel SpA	6,750	$42,434
ENI SpA - ADR	34,700	1,659,354
		1,701,788
Japan 5.6%
Honda Motor Co. Ltd.	72,000	1,513,866
Nintendo Co. Ltd.	5,650	2,103,558
		3,617,424
Malaysia 0.9%
Berjaya Sports Toto Berhad	173,900	240,243
British American Tobacco Malaysia Berhad	18,500	237,933
Digi.com Berhad	20,000	126,012
		604,188
Mexico 0.8%
Cemex SA de CV - ADR (a)	1,000	9,140
Embotelladoras Arca SA	268,200	474,485
		483,625
Netherlands 6.6%
Corio NV	9,450	432,041
Eurocommercial Properties NV	13,700	457,048
ING Groep NV - ADR	113,750	1,262,625
Unilever NV - ADR	86,200	2,116,210
		4,267,924
Singapore 6.9%
Ascendas Real Estate Investment Trust	533,000	506,826
Raffles Medical Group Ltd.	1,504,900	720,723
Rotary Engineering	1,476,500	251,079
Singapore Technologies Engineering Ltd.	205,000	337,220
Singapore Telecommunications Ltd.	485,000	858,407
Tat Hong Holdings Ltd.	612,000	286,726
United Overseas Bank Ltd.	167,500	1,502,065
		4,463,046

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2008 (Unaudited)

	Shares	Value

South Africa 0.5%
African Bank Investments Ltd.	56,500	$157,063
Pretoria Portland Cement Co.	54,522	184,886
		341,949
South Korea 1.7%
KB Financial Group (a)	1,000	26,756
KT&G Corp.	17,545	1,101,830
		1,128,586
Sweden 3.5%
Sandvik Ab	197,000	1,220,671
Volvo AB B Shares	189,650	1,028,836
		2,249,507
Switzerland 3.6%
Nestle SA	30,200	1,180,364
Nestle SA - ADR	29,400	1,149,096
		2,329,460
Taiwan 4.9%
Acer, Inc.	501,506	650,989
Chunghwa Telecom Co Ltd - ADR	60,640	945,984
Chunghwa Telecom	156,340	254,866
Siliconware Precision Industries Ltd. - ADR	103,701	462,506
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	109,300	863,470
		3,177,815
Thailand 0.2%
Rojana Industrial Park Pcl	952,000	106,204

United Kingdom 25.1%
Anglo American PLC - ADR	90,600	1,052,772
AstraZeneca PLC - ADR	50,300	2,063,809
Barclays PLC - ADR	102,350	1,003,030
BP PLC - ADR	46,000	2,150,040
British American Tobacco PLC - ADR	40,300	2,133,482
Diageo PLC - ADR	30,500	1,730,570
GlaxoSmithKline PLC - ADR	55,000	2,049,850
HSBC Holdings PLC	127,000	1,207,698

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2008 (Unaudited)

	Shares/Principal Amount	Value

United Kingdom 25.1% (Continued)
HSBC Holdings PLC - ADR	19,850	$966,099
Vodafone Group PLC - ADR	96,750	1,977,570
		16,334,920
Total Common Stocks
(Cost $72,132,941)		61,835,598

WARRANTS 0.0%
Tat Hong Holdings Ltd. Warrant (a)	79,200	2,199
Total Warrants
(Cost $0)		2,199

SHORT-TERM INVESTMENTS 3.2%
Dreyfus Cash Management Fund	$2,076,132	2,076,132
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,076,132)		2,076,132
TOTAL INVESTMENTS 98.4%
(Cost $74,209,073)		63,913,929
Other Assets in Excess of Liabilities 1.6%		1,045,750
TOTAL NET ASSETS 100.0%		$64,959,679

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a)	Non Income Producing

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FAS 157 – Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund’s investments, which are summarized as follows:

Level 1 –	Quoted prices in active markets for identical securities
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Investments
Description	in Securities
Level 1 – Quoted prices in active markets for identical securities	$63,913,929
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$63,913,929

At December 31, 2008, Sector diversification of the fund was as follows:

	% of Net Assets	Value

Foreign Common Stock
Consumer Discretionary	2.7%	$1,754,110
Consumer Staples	15.6	10,123,969
Energy	12.3	7,985,663
Financials	18.6	12,074,214
Health Care	7.4	4,834,382
Industrials	9.9	6,430,676
Information Technology	8.2	5,319,163
Materials	4.6	2,992,160
Telecommunication Services	9.8	6,385,983
Utilities	6.1	3,937,477
Total Foreign Common Stock	95.2	61,837,797
Short-Term Investments	3.2	2,076,132
TOTAL INVESTMENTS	98.4	63,913,929
Other Assets in Excess of Liabilities	1.6	1,045,750
TOTAL NET ASSETS	100.0%	$64,959,679

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2008 (Unaudited)

1.	Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two separate series to investors, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund (the “Fund” and collectively the “Funds”).  The Funds are open-end, diversified management investment companies registered under the 1940 Act.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund commenced operations on December 15, 2005.

The Fund offers Retail Class, Class C and Class I shares.  Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses.  Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under supervision of the full Board.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by recognized independent pricing agents.

b)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Dividends from realized capital gains, if any, are declared and paid at least annually.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2008 (Unaudited)

2.	Significant Accounting Policies – Continued

c)
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

Effective July 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.”  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and the state of New York.  As of December 31, 2008, open Federal and New York tax years include the tax years ended June 30, 2006 through 2008.  The Fund has no examination in progress.

FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended June 30, 2008.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements.  Actual results could differ from those estimates and assumptions.

e)
Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2008 (Unaudited)

2.	Significant Accounting Policies – Continued

f)
Fair Value Measurements – In September 2006, Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  SFAS 157 also establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The Fund adopted the provisions of SFAS 157 July 1, 2008.

g)
Recently Issued Accounting Pronouncement – In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), was issued.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  SFAS 161 is effective for the Fund for the fiscal year beginning July 1, 2009, and management is still evaluating whether the adoption will impact the Fund’s financial statements.  The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

h)
Other – Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis.

Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2008 (Unaudited)

3.	Capital Share Transactions

Share transactions were as follows:

	Retail Class	Class C	Class I
	Six Months Ended	Six Months Ended	Six Months Ended
	December 31, 2008	December 31, 2008	December 31, 2008
	(Unaudited)	(Unaudited)	(Unaudited)
Shares sold	6,073,776	44,207	155,294
Shares reinvested	62,745	1,715	25,042
Shares redeemed	(2,590,996)	(35,446)	(330,210)
Net increase (decrease)	3,545,525	10,476	(149,874)
Shares outstanding:
July 1, 2008	3,221,538	207,749	1,730,250
December 31, 2008	6,767,063	218,225	1,580,376

	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2008	June 30, 2008	June 30, 2008
Shares sold	3,823,645	124,697	949,716
Shares reinvested	132,471	9,460	101,659
Shares redeemed	(2,102,002)	(15,494)	(130,361)
Net increase	1,854,114	118,663	921,014
Shares outstanding:
July 1, 2007	1,367,424	89,086	809,236
June 30, 2008	3,221,538	207,749	1,730,250

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2008 (Unaudited)

4.	Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2008 were $58,642,444 and $32,351,660, respectively.

As of June 30, 2008, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)	$63,703,559
Gross unrealized appreciation	5,918,354
Gross unrealized depreciation	(6,499,614)
Net unrealized depreciation	(581,260)
Undistributed ordinary income	35,302
Undistributed long-term capital gain	—
Total distributable earnings	35,302
Other accumulated gains (losses)	(1,932,933)
Total accumulated earnings	$(2,478,891)

(a)
Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences.  Those differences primarily relate to wash sale adjustments and adjustments due to investments in Passive Foreign Investment Companies.

At June 30, 2008, the Fund had $1,793,389 in post-October loss deferrals.  This loss is treated as occurring on July 1, 2008 for tax purposes.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.  Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Paid-in	Undistributed Net	Undistributed Net
Capital	Investment Income	Realized Gain
$(40)	$67,869	$(67,829)

The tax composition of dividends paid during the six months ended December 31, 2008 and the year ended June 30, 2008 was as follows:

	December 31, 2008
	(Unaudited)	June 30, 2008
Ordinary Income	$796,101	$2,526,666
Long-Term Capital Gain	—	1,051,095

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2008 (Unaudited)

5.	Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.  Through October 31, 2009, the Adviser has agreed to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.25% of the Fund’s net assets for Retail Class shares, 2.00% for Class C Shares and 1.00% for Class I Shares.  For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.  The Adviser waived or reimbursed expenses of $196,436 associated with the Fund for the six months ended December 31, 2008.

As of December 31, 2008, reimbursed/absorbed expenses for the Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Amount
June 30, 2009	$183,034
June 30, 2010	$333,910
June 30, 2011	$449,863
June 30, 2012	$196,436

Recoupment of class-specific expenses reimbursed/absorbed by the Adviser will be performed on a class-by-class basis.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust.  The Bank of New York serves as custodian for the Fund.

6.	Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for the Fund’s Retail Class shares.

The Fund’s Class C shares allow for up to 1.00% of average daily net assets, of which 0.75% may be paid as a distribution fee and 0.25% for certain shareholder services to shareholders.  Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund.  This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred expenses

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2008 (Unaudited)

6.	Distribution Plan – Continued

totaling $44,956 for the Retail Class shares and $10,990 for Class C shares pursuant to the Plan for the six months ended December 31, 2008.

7.	Federal Tax Information (Unaudited)

The Fund has designated 70% of the dividends declared from net investment income during the year ended June 30, 2008 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2008, 0% of the ordinary distributions paid by the Fund qualify for the dividends received deduction available to corporate shareholders.

For the year ended June 30, 2008, 39.78% of taxable ordinary income distributions that was designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c).

For the year ended June 30, 2008, 0.73% of taxable ordinary income was qualified interest income.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2008 (Unaudited)

7.	Federal Tax Information (Unaudited) – Continued

For the year ended June 30, 2008, the International High Dividend Fund earned foreign source income and paid foreign taxes, which will be passed through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income	Foreign Taxes
	Earned (per share)	Paid (per share)
Australia	0.008654	0.000003
Bermuda	0.011728	0.000000
Brazil	0.026188	0.001663
Canada	0.039760	0.005600
Chile	0.000000	0.000000
China	0.005034	0.000028
Egypt	0.000000	0.000000
Finland	0.005227	0.000806
France	0.006943	0.001058
Germany	0.024033	0.003627
Hong Kong	0.007049	0.000000
Hungary	0.000000	0.000000
India	0.000000	0.000000
Indonesia	0.003917	0.000587
Italy	0.020135	0.004847
Japan	0.012367	0.000866
Mexico	0.005167	0.000000
Netherlands	0.039479	0.006027
New Zealand	0.000000	0.000000
Norway	0.002341	0.000351
Philippines	0.004474	0.000967
Poland	(0.000327)	(0.000049)
Russia	0.000196	0.000030
South Africa	0.020588	0.000004
South Korea	0.011124	0.001836
Sweden	0.021152	0.003218
Switzerland	0.006878	0.000257
Taiwan	0.012689	0.001897
Thailand	0.003574	0.000357

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE
December 31, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses
The first set of lines of the tables below provide information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses.  You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE – Continued
December 31, 2008 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/08	12/31/08	7/1/08 – 12/31/08
Actual
International High Dividend Fund
Retail Class	$1,000.00	$ 608.30	$ 5.07
Class C	$1,000.00	$ 606.80	$ 8.10
Class I	$1,000.00	$ 609.00	$ 4.06
Hypothetical (5% return before expenses)
International High Dividend Fund
Retail Class	$1,000.00	$1,018.90	$ 6.36
Class C	$1,000.00	$1,015.12	$10.16
Class I	$1,000.00	$1,020.16	$ 5.09

(1)
Expenses are equal to the International High Dividend Fund’s Retail Class, Class C and Class I expense ratios of 1.25%, 2.00% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 184/365 days (to reflect one half-year period).

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Top 10 Countries – As of December 31, 2008 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund.  This report may be distributed to others only if preceded or accompanied by a current prospectus.  The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

How to Obtain a Copy of the Fund’s Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.  The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available upon request by calling 1-877-485-8586.

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
The Bank of New York
New York, New York

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cullen Funds Trust

By (Signature and Title)     /s/James P. Cullen
                                               James P. Cullen, President

Date  March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/James P. Cullen
                                               James P. Cullen, President

Date  March 6, 2009

By (Signature and Title)     /s/Jeffrey T. Battaglia
                                               Jeffrey T. Battaglia, Treasurer

Date  March 6, 2009